Loans and borrowings - Summary of Finance Cost and Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Finance income	$ 62,592	$ 58,912	$ 50,208
Finance cost -	(98,393)	(84,493)	(158,216)
Interest income on short-term bank deposits
Disclosure of detailed information about borrowings [line items]
Finance income	2,398	2,316	1,541
Interest income on investment
Disclosure of detailed information about borrowings [line items]
Finance income	60,194	56,596	48,667
Interests expense on bank loans
Disclosure of detailed information about borrowings [line items]
Finance cost -	(63,246)	(54,188)	(41,917)
Interests expense on senior convertible notes
Disclosure of detailed information about borrowings [line items]
Finance cost -	0	0	(87,862)
Interest on factoring
Disclosure of detailed information about borrowings [line items]
Finance cost -	0	0	(3,315)
Interest expense on lease liabilities
Disclosure of detailed information about borrowings [line items]
Finance cost -	(18,126)	(13,865)	(13,279)
Unwinding of discount and changes in the discount rate
Disclosure of detailed information about borrowings [line items]
Finance cost -	$ (17,021)	$ (16,440)	$ (11,843)